Commitments and Contingencies (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2025	Dec. 31, 2018
Commitments and Contingencies (Details) [Line Items]
Grants received equal percentage rate					100.00%
Amounts received aggregate amount									$ 1,224
Total expenses of IIA plan	$ 598
Total cash received from the IIA					$ 544
Except transfer production right					10.00%
Production transferred					10.00%
Pay increased royalties, description					the Company would be required to pay increased royalties, which usually amount to 1% in addition to the standard royalties rate 3%-3.5%, and also the total amount of its liability to the IIA may be increased to between 120% and 300% of the grants received from the IIA, depending on the manufacturing volume that is performed outside Israel (less royalties already paid to IIA).
Sales and marketing deductions
Marketing grant received					100.00%
Maximum obligation with respect to the grant received		$ 102			$ 102
Monthly lease payment					5
Lease payment increased		10.00%
Total operating leases expenses					$ 74
Minimum [Member]
Commitments and Contingencies (Details) [Line Items]
Royalties rate					3.00%
Maximum [Member]
Commitments and Contingencies (Details) [Line Items]
Royalties rate					3.50%
IIA [Member]
Commitments and Contingencies (Details) [Line Items]
Research and development grants						$ 289	$ 373
IMEI [Member]
Commitments and Contingencies (Details) [Line Items]
Maximum obligatin amount		$ 1,800			1,800
Grants received from the IMEI							95
Sales and marketing deductions						$ 42	$ 53
Revenues					$ 311
Royalties rate percentage					3.00%
Forecast [Member]
Commitments and Contingencies (Details) [Line Items]
Rent payment			$ 21	$ 17
Future minimum lease payments			$ 62	$ 80				$ 36
Vehicles [Member] | Lease Agreements [Member]
Commitments and Contingencies (Details) [Line Items]
Lease agreements vehicles					5
Lease agreements period					3 years